Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	As of June 30, 2025	As of December 31, 2024
Right-of-use assets	$316	$371

Lease liabilities current	$107	$109
Lease liabilities non-current	120	250
	$227	$359

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.60	2.10
Weighted average discount rate	5.50%	5.50%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

As of December 31, 2024
For the six months ending December 31, 2025	$96
For the year ending December 31, 2026	191
Total lease payments	287
Less: Imputed interest	(60)
Present value of lease liabilities	$227